Selected Statement of Operations Data - Financial Data Relating to Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from unaffiliated customers:
Sales of products	$ 403,963	$ 294,027	$ 238,920
Services rendered	178,783	145,968	148,088
Total revenues	582,746	439,995	387,008
Operating income (loss)	48,146	47,531	(40,796)
Assets (at end of year)	1,033,972	636,582	654,006
Expenditures for segment assets	12,500	12,978	9,484
Depreciation and amortization	30,333	13,261	17,919
IMPAIRMENT OF INTANGIBLE ASSETS			30,142
Reportable Segment [Member]
Revenues from unaffiliated customers:
Assets (at end of year)	1,001,871	609,660	631,354
Production Solutions for Electronics Industry [Member]
Revenues from unaffiliated customers:
Sales of products	385,341	286,506	230,822
Services rendered	172,297	140,280	141,884
Total revenues	557,638	426,786	372,706
Operating income (loss)	47,507	50,954	(39,494)
Expenditures for segment assets	12,330	12,928	9,425
Depreciation and amortization	30,162	12,953	17,545
IMPAIRMENT OF INTANGIBLE ASSETS			30,142
Production Solutions for Electronics Industry [Member] | Reportable Segment [Member]
Revenues from unaffiliated customers:
Assets (at end of year)	985,690	579,569	604,931
Recognition Software [Member]
Revenues from unaffiliated customers:
Sales of products	7,460	7,521	8,098
Services rendered	5,767	5,688	6,204
Total revenues	13,227	13,209	14,302
Operating income (loss)	1,067	1,599	3,815
Expenditures for segment assets	170	50	59
Depreciation and amortization	171	172	195
Recognition Software [Member] | Reportable Segment [Member]
Revenues from unaffiliated customers:
Assets (at end of year)	12,482	26,599	24,428
Solar Energy [Member]
Revenues from unaffiliated customers:
Sales of products	11,162
Services rendered	719
Total revenues	11,881
Operating income (loss)	(428)	(5,022)	(5,117)
Depreciation and amortization		136	179
Solar Energy [Member] | Reportable Segment [Member]
Revenues from unaffiliated customers:
Assets (at end of year)	$ 3,699	$ 3,492	$ 1,995